Lease liabilities - Disclosure of maturity analysis of lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 25,343	€ 26,432
Current lease liabilities	2,739	2,508
TOTAL LEASE LIABILITIES	28,082	28,941	€ 31,969
Between 1 and 3 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,572	5,203
Between 3 and 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,414	5,083
Over 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 14,357	€ 16,147